Share-Based Compensation - Additional Information (Detail) (USD $) Share data in Thousands, unless otherwise specified	12 Months Ended									12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Restricted Stock Units (RSUs)	Dec. 31, 2011 Restricted Stock Units (RSUs)	Dec. 31, 2010 Restricted Stock Units (RSUs)	Dec. 31, 2012 2002 Plan Maximum	Dec. 31, 2012 2004 Plan Maximum	May 13, 2010 2004 Plan Maximum	Dec. 31, 2012 2006 Plan Maximum	May 20, 2011 2006 Plan Maximum	Dec. 31, 2012 2007 Plan Maximum	May 13, 2010 2007 Plan Maximum	Dec. 31, 2012 2008 Plan Maximum	Dec. 31, 2012 2008 Employee Share Purchase Plan Maximum	Dec. 31, 2012 2009 Equity Incentive Plan Maximum	Dec. 31, 2012 Employee Stock Purchase Plan, 2009 Maximum	Dec. 31, 2012 Equity Incentive Plan 2010 Maximum	Dec. 31, 2012 Employee Stock Purchase Plan, 2010 Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation, number of shares reserved for issuance							3,000	7,000	7,000	1,000	1,000	2,000	2,000	1,000	200	1,500	200	1,000	200
Share-based compensation, number of shares reserved for issuance, contractual terms	5 years 8 months 23 days	5 years 11 months 27 days					10 years	10 years		10 years		10 years		10 years		10 years		10 years
Share-based compensation, number of options exercised	0	0	(201)
Share-based compensation, cash received from exercise of stock options	$ 0	$ 0	$ 174,000
Total intrinsic value of options exercised	0	0	300,000
Unrecognized compensation cost related to nonvested options	707,000
Unrecognized compensation cost related to nonvested options, expected recognition period	2 years 8 months 12 days
Fair value of RSUs granted				0	1,000,000	300,000
Fair value of RSUs vested				$ 0	$ 200,000	$ 1,000,000